Kurv Technology Titans Select ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 77.9%		Shares	Value
Advertising Agencies - 1.0%
AppLovin Corp. - Class A (a)		2,202	$957,363

Aerospace Product and Parts Manufacturing - 2.6%
RTX Corp.		12,111	2,453,931

Business Support Services - 2.8%
Uber Technologies, Inc. (a)(b)		35,232	2,657,197

Communications Equipment Manufacturing - 6.0%
Apple, Inc. (c)		21,460	5,669,303

Computer and Peripheral Equipment Manufacturing - 3.6%
Cisco Systems, Inc. (b)		16,882	1,341,444
International Business Machines Corp. (b)		8,441	2,027,612
			3,369,056

Computer Systems Design and Related Services - 13.9%
Alphabet, Inc. - Class A (b)(c)		42,239	13,168,431

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 5.6%
Netflix, Inc. (a)(b)		33,030	3,178,807
Spotify Technology SA (a)(b)		4,037	2,078,813
			5,257,620

Medical Equipment and Supplies Manufacturing - 1.4%
Intuitive Surgical, Inc. (a)		2,586	1,302,077

Motor Vehicle Manufacturing - 3.5%
Tesla, Inc. (a)(b)		8,177	3,291,324

Other Miscellaneous Retailers - 9.6%
Amazon.com, Inc. (a)(b)(c)		43,306	9,094,260

Semiconductor and Related Device Manufacturing - 20.6%
Advanced Micro Devices, Inc. (a)		15,781	3,159,514
Applied Materials, Inc.		6,606	2,459,414
Broadcom, Inc. (b)(c)		22,020	7,036,491
Intel Corp. (a)		86,979	3,967,112
NVIDIA Corp. (b)(c)		15,645	2,772,138
			19,394,669

Software Publishers - 1.7%
Microsoft Corp. (b)(c)		4,037	1,585,491

Web Search Portals, Libraries, Archives, and Other Information Services - 5.6%
Meta Platforms, Inc. - Class A (b)(c)		8,198	5,313,780
TOTAL COMMON STOCKS (Cost $73,592,755)			73,514,502

PURCHASED OPTIONS - 2.0% (d)	Notional Amount	Contracts	Value
Call Options - 1.5%
Alphabet, Inc., Expiration: 03/20/2026; Exercise Price: $250.00	$1,309,392	42	261,345
Amazon.com, Inc., Expiration: 03/20/2026; Exercise Price: $180.00	861,000	41	127,510
Apple, Inc., Expiration: 03/20/2026; Exercise Price: $280.00	5,653,452	214	30,223
Broadcom, Inc., Expiration: 03/20/2026; Exercise Price: $210.00	671,055	21	231,735
Invesco QQQ Trust Series 1, Expiration: 03/20/2026; Exercise Price: $660.00	27,145,863	447	3,800
Meta Platforms, Inc., Expiration: 03/20/2026; Exercise Price: $500.00	453,726	7	104,492
Micron Technology, Inc., Expiration: 03/20/2026; Exercise Price: $340.00	2,474,220	60	481,500
Microsoft Corp., Expiration: 03/20/2026; Exercise Price: $490.00	5,812,552	148	1,817
Nvidia Corp., Expiration: 03/20/2026; Exercise Price: $185.00	6,237,088	352	173,209
Total Call Options			1,415,631

Put Options - 0.5%
Alphabet, Inc., Expiration: 03/20/2026; Exercise Price: $295.00	1,309,392	42	15,750
Amazon.com, Inc., Expiration: 03/20/2026; Exercise Price: $185.00	861,000	41	3,690
Apple, Inc., Expiration: 03/20/2026; Exercise Price: $230.00	1,003,884	38	2,831
Broadcom, Inc., Expiration: 03/20/2026; Exercise Price: $270.00	671,055	21	8,820
Meta Platforms, Inc., Expiration: 03/20/2026; Exercise Price: $590.00	453,726	7	2,940
Microsoft Corp., Expiration: 03/20/2026; Exercise Price: $365.00	628,384	16	4,136
NVIDIA Corp., Expiration: 03/20/2026; Exercise Price: $165.00	797,355	45	16,988
Roundhill Magnificent Seven ETF, Expiration: 03/20/2026; Exercise Price: $65.00	5,828,250	950	384,750
Total Put Options			439,905
TOTAL PURCHASED OPTIONS (Cost $3,171,944)			1,855,536

EXCHANGE TRADED FUNDS - 1.5% (e)		Shares	Value
Kurv Yield Premium Strategy Google (GOOGL) ETF		14,414	534,759
Kurv Yield Premium Strategy Tesla (TSLA) ETF		41,894	853,381
TOTAL EXCHANGE TRADED FUNDS (Cost $1,581,605)			1,388,140

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 21.5% (b)(f)		Par	Value
4.02%, 03/19/2026		$4,400,000	4,392,467
3.58%, 06/11/2026		10,000,000	9,900,227
3.38%, 09/03/2026		6,100,000	5,990,449
TOTAL U.S. TREASURY BILLS (Cost $20,288,087)			20,283,143

MONEY MARKET FUNDS - 0.7%		Shares	Value
Fidelity Government Portfolio - Institutional Class, 3.55% (g)		690,946	690,946
TOTAL MONEY MARKET FUNDS (Cost $690,946)			690,946

TOTAL INVESTMENTS - 103.6% (Cost $99,325,337)			97,732,267
Liabilities in Excess of Other Assets - (3.6)%			(3,411,853)
TOTAL NET ASSETS - 100.0%			$94,320,414

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $50,750,090 which represented 53.8% of net assets.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	100 shares per contract.
(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	The rate shown is the annualized yield as of February 28, 2026.
(g)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Kurv Technology Titans Select ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (2.5)% (a)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Alphabet, Inc., Expiration: 03/06/2026; Exercise Price: $325.00	$(6,546,960)	(210)	$(20,160)
Amazon.com, Inc., Expiration: 03/06/2026; Exercise Price: $220.00	(4,410,000)	(210)	(13,545)
Apple, Inc., Expiration: 03/06/2026; Exercise Price: $275.00	(5,653,452)	(214)	(12,733)
Broadcom, Inc., Expiration: 03/06/2026; Exercise Price: $360.00	(3,515,050)	(110)	(30,470)
Meta Platforms, Inc., Expiration: 03/06/2026; Exercise Price: $670.00	(2,592,720)	(40)	(12,600)
Microsoft Corp., Expiration: 03/06/2026; Exercise Price: $415.00	(3,691,756)	(94)	(5,029)
NVIDIA Corp., Expiration: 03/06/2026; Exercise Price: $195.00	(4,500,626)	(254)	(10,287)
Total Call Options			(104,824)

Put Options - (2.4)%
Apple, Inc., Expiration: 03/20/2026; Exercise Price: $280.00	(5,653,452)	(214)	(354,012)
Micron Technology, Inc., Expiration: 03/20/2026; Exercise Price: $340.00	(2,474,220)	(60)	(45,750)
Microsoft Corp., Expiration: 03/20/2026; Exercise Price: $490.00	(5,812,552)	(148)	(1,422,759)
Nvidia Corp., Expiration: 03/20/2026; Exercise Price: $185.00	(6,237,088)	(352)	(433,492)
Total Put Options			(2,256,013)
TOTAL WRITTEN OPTIONS (Premiums received $1,612,971)			$(2,360,837)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Kurv Technology Titans Select ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$73,514,502	$–	$–	$73,514,502
Purchased Options	–	1,855,536	–	1,855,536
Exchange Traded Funds	1,388,140	–	–	1,388,140
U.S. Treasury Bills	–	20,283,143	–	20,283,143
Money Market Funds	690,946	–	–	690,946
Total Investments	$75,593,588	$22,138,679	$–	$97,732,267

Liabilities:
Investments:
Written Options	$–	$(2,360,837)	$–	$(2,360,837)
Total Investments	$–	$(2,360,837)	$–	$(2,360,837)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with Affiliates

Kurv Technology Titans Select ETF’s (“the Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Kurv ETFs have the same investment adviser.

The Fund had the following transactions with such affiliated Kurv ETFs during the fiscal period ended February 28, 2026:

	Kurv Yield Premium Strategy Google (GOOGL) ETF	Kurv Yield Premium StrategyTesla (TSLA) ETF	Total
Market Value, Beginning of Period	$339,291	$388,858	$728,149
Purchases	476,127	923,888	1.400,015
Proceeds from Sales	(354,477)	(338,034)	(692,511)
Net Realized Gains (Losses)	(7,554)	10,745	3,191
Appreciation (Depreciation)	81,372	(132,076)	(50,704)
Value, End of Period	$534,759	$853,381	$1,388,140
Dividend Income	$30,171	$101,429	$131,600

Shares, Beginning Period	13,446	17,596	31,042
Number of Shares Purchased	13,068	38,712	51,780
Number of Shares Sold	(12,100)	(14,414)	(26,514)
Shares, End of Period	14,414	41,894	56,308